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                             INVESTORS FUND SERIES
                         Kemper Money Market Portfolio
                         Kemper Total Return Portfolio
                          Kemper High Yield Portfolio
                            Kemper Growth Portfolio
                     Kemper Government Securities Portfolio
                         Kemper International Portfolio
                       Kemper Small Cap Growth Portfolio
                     Kemper Investment Grade Bond Portfolio
                             Kemper Value Portfolio
                        Kemper Small Cap Value Portfolio
                         Kemper Value+Growth Portfolio
                          Kemper Horizon 20+ Portfolio
                          Kemper Horizon 10+ Portfolio
                           Kemper Horizon 5 Portfolio
                           Kemper Blue Chip Portfolio
                         Kemper Global Income Portfolio
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

INVESTMENT MANAGEMENT

     With respect to the Kemper Small Cap Value Portfolio, Thomas H. Forester and Steven T. Stokes have been the portfolio co-managers of the Kemper Small Cap Value Portfolio since July, 1997. Mr. Forester has lead responsibility for the management of the Portfolio. He joined Dreman Value Advisors, Inc. ("DVA"), the investment manager for the Kemper Small Cap Value Portfolio, in May 1997. Prior to joining DVA, he served as a senior portfolio manager of an unaffiliated investment management firm from 1995 to 1997. For the three years prior to 1995, he was a portfolio manager of another investment management firm. He received his undergraduate degree at the University of Colorado and an M.B.A. in finance from Northwestern University. He is a chartered financial analyst. Mr. Stokes joined DVA in April, 1996 and is currently a managing director of DVA. Prior to joining DVA, he served as a portfolio manager and financial analyst of an unaffiliated investment management firm from 1986 to 1996. Mr. Stokes received a B.S. degree in Finance from State University of New York at New Paltz. He is a chartered financial analyst.

CAPITAL STRUCTURE AND GENERAL INFORMATION

     The Fund added the "Kemper" brand name to the name of each Portfolio, as shown above.

August 1, 1997
IFS-1C (8/97)                                    (LOGO)printed on recycled paper